David James
State Street Bank and Trust Company
Legal Services Department
4 Copley Place, 5th Floor
Boston, MA 02116
617.662.1742
617.662.3805
djames@statestreet.com
May 3, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re:	Artio Global Investment Funds (the “Trust”) and its respective series:
Artio International Equity Fund (“International Equity Fund”)
Artio International Equity Fund II (“International Equity Fund II”)
Artio Total Return Bond Fund (“Total Return Bond Fund”),
Artio Global High Income Fund (“Global High Income Fund”)
Artio Local Emerging Markets Debt Fund (“Emerging Markets Debt Fund”)
Artio U.S. Microcap Fund (“Microcap Fund”)
Artio U.S. Smallcap Fund (“Smallcap Fund”)
Artio U.S. Midcap Fund (“Midcap Fund”) and
Artio U.S. Multicap Fund (“Multicap Fund”)
— File nos. 33-47507, 811-6652
Ladies and Gentlemen:
On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated March 1, 2011, as supplemented April 22, 2011, for the Trust as filed under Rule 497 on April 22, 2011 (SEC Accession No. (0000930413-11-002959). The purpose of the filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Trust.
If there are any questions concerning this filing, please call me directly at (617) 662-1742.
Sincerely,

/s/ David James David James
Managing Counsel and Vice President